GOODWILL (Tables)	12 Months Ended
Mar. 31, 2016
GOODWILL
Schedule of changes in carrying amounts of goodwill

	As of March 31,
	2015	2016
Gross amount:
Beginning balance	$66,936	$97,635
Additions for the year by acquisitions of
Beijing Tianzhikangjian	—	15,542
Yantai Hongkang	—	3,690
Yinchuan Ciming	—	4,406
Chengdu Ommay	—	2,853
Shangdong Ciming	—	2,361
Xi’an iKang	—	7,415
Wuhan Xiandai Sunny	—	3,131
Guizhou Winstar	—	725
Shanghai Huajian Management	14,032	—
iKang Shenyang Hospital	982	—
iKang Shenyang Ningshan Hospital	1,124	—
Gold iKang Shenyang Hospital	3,464	—
iKang Tianjin Hedong Dongrun	2,099	—
iKang Tianjin Hexi Fenghui	1,228	—
WA HK	7,570	—
Exchange difference	200	(3,519)

Ending balance	97,635	134,239

Accumulated impairment loss:
Beginning balance	25,524	25,534
Exchange difference	10	(134)

Ending balance	25,534	25,400

Goodwill	$72,101	$108,839